Financial Commitments Operating Leases - Maturities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL COMMITMENTS
Operating leases	€ 1,442	€ 1,459
2019
OTHER FINANCIAL COMMITMENTS
Operating leases	351
Due 2020 to 2023
OTHER FINANCIAL COMMITMENTS
Operating leases	755
Due thereafter
OTHER FINANCIAL COMMITMENTS
Operating leases	€ 336